Exhibit 99.5

Starwood Waypoint Homes 2017-1 Trust

Single-Family Rental Pass-Through Certificates

Report To:

Starwood Waypoint Homes Partnership, L.P.

CSH Depositor, LLC

28 August 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax:+1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Starwood Waypoint Homes Partnership, L.P.

CSH Depositor, LLC

8665 E Hartford Drive, Suite 200

Scottsdale, Arizona 85255

Re:	Starwood Waypoint Homes 2017-1 Trust (formerly Colony Starwood Homes 2017-1 Trust) (the “Issuing Entity”)

Single-Family Rental Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by Starwood Waypoint Homes Partnership, L.P. (formerly known as Colony Starwood Homes Partnership, L.P.) (the “Securitization Sponsor”), CSH Depositor, LLC (the “Depositor”) and Deutsche Bank Securities Inc. (“Deutsche Bank,” together with the Securitization Sponsor and Depositor, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of single-family rental properties (the “Properties”) pledged to secure a loan (the “Loan”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We refer to our report dated 18 July 2017 (the “Property File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison or recalculation of certain information relating to certain single-family rental properties that the Securitization Sponsor, on behalf of the Depositor, indicated are representative of the Properties.

The procedures performed subsequent to the procedures described in the Property File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Securitization Sponsor, on behalf of the Depositor, provided us with the information described in the Property File to Data File Comparison AUP Report and with:

a.	Electronic data files:
i.	Labeled “SWH 2017-1_Diligence Tape_v1.xlsx” (the “Interim Data File”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains information relating to the Properties as of 31 July 2017 (the “Final Property Cut-off Date”),
ii.	Labeled “SWH 2017-1_Diligence Tape_v2.xlsx” (the “Updated Data File,” together with Interim Data File, the “Updated Property Data Files” ) that the Securitization Sponsor, on behalf of the Depositor, indicated contains information relating to the Properties as of the Final Property Cut-off Date,

a. (continued)

iii.	Labeled “Colony Tie out.xlsx” (the “Updated BPO Support File”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains certain information that was obtained by the Securitization Sponsor from certain third-party vendors relating to each Property as of the Final Property Cut-off Date,
iv.	Labeled “JulyCostBasis.xlsx” (the “Updated Cost Support Schedule”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains certain cost information relating to certain Properties and
v.	Labeled “07.31.17 Custom AR Report.xlsx” (the “Updated Delinquency Support File,” together with the MSA Support File, HOA Flag Support File (both as defined in the Property File to Data File Comparison AUP Report) and Updated Cost Support Schedule, the “Updated Additional Source Files”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains delinquency information relating to certain Properties as of the Final Property Cut-off Date,
b.	Imaged copies of the lease agreement, lease addendum, lease amendment and/or lease renewal (collectively and as applicable, the “Renewed Lease Agreement”) relating to each Renewed Sample Property (as defined in Attachment A) and
c.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Updated Property Data Files, Updated BPO Support File, Updated Cost Support Schedule, Updated Delinquency Support File, Renewed Lease Agreements, information provided to us as described in the Property File to Data File Comparison AUP Report and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Updated Property Data Files. We were not requested to perform and we have not performed any procedures other than those listed in the Property File to Data File Comparison AUP Report with respect to the preparation or verification of any of the information set forth on the Data File (as defined in the Property File to Data File Comparison AUP Report). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Updated BPO Support File, Updated Additional Source Files, Renewed Lease Agreements or any other information provided to us by the Securitization Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. We have not verified, and we make no representation as to, the accuracy, completeness, or reasonableness of any information related to the Loan. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan or Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Securitization Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loan,
iii.	Whether the originator of the Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loan or Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 August 2017

Attachment A Page 1 of 2

Procedures performed subsequent to the procedures described in the Property File to Data File Comparison AUP Report and our associated findings

1.	For each single-family rental property on the Data File and Interim Data File, we compared the HMY ID (as defined in the Property File to Data File Comparison AUP Report), as shown on the Data File, to the corresponding HMY ID, as shown on the Interim Data File, and noted that:
a.	All of the Properties included on the Interim Data File were included on the Data File,
b.	129 of the single-family rental properties included on the Data File were not included on the Interim Data File (the “Removed Properties”) and
c.	29 of the Removed Properties were Sample Properties (as defined in the Property File to Data File Comparison AUP Report) (the “Additional Removed Sample Properties”).

The Additional Removed Sample Properties are Sample Property Numbers (as defined in the Property File to Data File Comparison AUP Report) 36, 178, 189, 190, 195, 197, 229, 240, 274, 422, 432, 452, 461, 471, 501, 541, 543, 671, 684, 743, 812, 844, 848, 901, 946, 984, 1010, 1083 and 1148.

2.	For the 1,131 Sample Properties on the Interim Data File, we compared the Sample Characteristics (as defined in the Property File to Data File Comparison AUP Report) (subject to the instructions, assumptions and methodologies provided by the Securitization Sponsor, on behalf of the Depositor, that are stated in the succeeding paragraph of this Item 2.), as shown on Data File, to the corresponding information, as shown on the Interim Data File. All such compared information was in agreement.

For the purpose of the procedure described in the preceding paragraph of this Item 2., the Securitization Sponsor, on behalf of the Depositor, instructed us not to compare the actual rent, lease start date, lease end date and section 8 status Sample Characteristics for:

a.	95 Sample Properties on the Interim Data File (the “Renewed Sample Properties”) for which the Securitization Sponsor, on behalf of the Depositor, indicated that a Renewed Lease Agreement was executed after the Property Cut-off Date (as defined in the Property File to Data File Comparison AUP Report) and on or prior to Final Property Cut-off Date and
b.	29 Sample Properties on the Interim Data File (the “Newly Vacant Sample Properties”) that the Securitization Sponsor, on behalf of the Depositor, indicated became vacant after the Property Cut-off Date and on or prior to Final Property Cut-off Date.

Attachment A Page 2 of 2

3.	For each Renewed Sample Property on the Interim Data File, we compared the actual rent, lease start date, lease end date and section 8 status Sample Characteristics, as shown on Interim Data File, to the corresponding information located in the Renewed Lease Agreements, subject to the instruction provided by the Securitization Sponsor, on behalf of the Depositor, that is stated in the final paragraph of this Item 3. Except for the information shown on Exhibit 1 to Attachment A, all such compared information was in agreement.

For the purpose of comparing the actual rent Sample Characteristic for the Renewed Sample Properties, the Securitization Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

4.	For each single-family rental property on Interim Data File and Updated Data File, we compared the HMY ID, as shown on Interim Data File, to the corresponding HMY ID, as shown on the Updated Data File, and noted that:
a.	All of the Properties were included on both the Interim Data File and Updated Data File and
b.	No single-family rental properties other than the Properties were included on the Interim Data File or Updated Data File.

5.	For the 1,131 Sample Properties on the Updated Data File, we compared the Sample Characteristics, as shown on Interim Data File, to the corresponding information, as shown on the Updated Data File. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

6.	For each Property on the Updated Data File, we compared the BPO Characteristics (as defined in the Property File to Data File Comparison AUP Report), as shown on the Updated Data File, to the corresponding information on the Updated BPO Support File. All such compared information was in agreement.

7.	For each Property on the Updated Data File, we compared the Additional Sample Characteristics (as defined in the Property File to Data File Comparison AUP Report) listed on Exhibit 3 to Attachment A, as shown on the Updated Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Updated Additional Source Files and/or the Updated Data File, as applicable, subject to the qualifications, instructions, assumptions and methodologies provided by the Securitization Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 3 to Attachment A. The Updated Additional Source Files (as applicable) that we were instructed by the Securitization Sponsor, on behalf of the Depositor, to use for each Additional Sample Characteristic are shown on Exhibit 3 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Interim Data File Sample Characteristic Difference

Sample Property Number	Sample Characteristic	Interim Data File Value	Renewed Lease Agreement Value

34	Actual rent	$2,050.00	$2,130.00

Exhibit 2 to Attachment A

Sample Characteristic Difference

Between the Interim Data File and Updated Data File

Sample Property Number	Sample Characteristic	Interim Data File Value	Updated Data File Value

34	Actual rent	$2,050.00	$2,130.00

Exhibit 3 to Attachment A

Additional Sample Characteristics and Updated Additional Source Files

Additional Sample Characteristic	Updated Additional Source File(s) or Recalculation	Note

Length of current lease	Recalculation	i.

Underwritten monthly net cash flow	Recalculation	ii.

Underwritten annual net cash flow	Recalculation	iii.

Months since acquisition	Recalculation	iv.

Total cost basis	Updated Cost Support Schedule

Closing and other allocated costs	Updated Cost Support Schedule and recalculation	v.

Renter delinquency (y/n)	Updated Delinquency Support File and recalculation	vi.

Metropolitan statistical area	MSA Support File

HOA (y/n)	HOA Flag Support File	vii.

Notes:

i.	For the purpose of comparing the length of current lease Additional Sample Characteristic for each Property with a current home status of “Occupied” (each, an “Occupied Property”), as shown on the Updated Data File, the Securitization Sponsor, on behalf of the Depositor, instructed us to recalculate the length of current lease by:
(a)	Calculating the difference in days between the lease end date and lease start date, both as shown on the Updated Data File, calculated on the basis of a 360-day year consisting of twelve 30-day months,
(b)	Dividing the result calculated in (a) by 30 and
(c)	Rounding the value calculated in (b) to one decimal place (XX.X).

The Securitization Sponsor, on behalf of the Depositor, instructed us not to compare the length of current lease Additional Sample Characteristic for each Property that is not an Occupied Property.

Exhibit 3 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the underwritten monthly net cash flow Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten monthly net cash flow as the difference between the:
(a)	Actual rent and
(b)	Sum of the:
(1)	Underwritten monthly vacancy/bad debt,
(2)	Underwritten monthly prop mgmt,
(3)	Underwritten monthly HOA dues,
(4)	Underwritten monthly insurance,
(5)	Underwritten monthly taxes,
(6)	Underwritten monthly leasing/marketing,
(7)	Underwritten monthly R&M,
(8)	Underwritten monthly maint./turnover and
(9)	Underwritten monthly capex reserve,

all as shown on the Updated Data File.

iii.	For the purpose of comparing the underwritten annual net cash flow Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten annual net cash flow by multiplying:
(a)	The underwritten monthly net cash flow, as recalculated in note ii. above, by
(b)	12.

iv.	For the purpose of comparing the months since acquisition Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to recalculate the months since acquisition by:
(a)	Taking the maximum of:
(1)	The difference in days between the Final Property Cut-off Date and acquisition date, as shown on the Updated Data File, calculated on the basis of a 360-day year consisting of twelve 30-day months

and

(2)	0,
(b)	Dividing the result calculated in (a) by 30 and
(c)	Rounding the value calculated in (b) to the nearest integer.

Exhibit 3 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the closing and other allocated costs Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, provided us with the following instructions:
(a)	Calculate the “Excess Purchase Price” as the difference between the:
(1)	Purchase, as shown on the Updated Cost Support Schedule, and
(2)	Purchase price, as shown on the Updated Data File, and
(b)	Calculate the closing and other allocated costs as the sum of the:
(1)	Excess Purchase Price, as calculated in (a) above,
(2)	Acquisition cost, as shown on the Updated Cost Support Schedule,
(3)	Impairment, as shown on the Updated Cost Support Schedule, and
(4)	Other costs, as shown on the Updated Cost Support Schedule,

as applicable.

vi.	For the purpose of comparing the renter delinquency (y/n) Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to consider the renter delinquency (y/n) as:
(a)	“Yes,” if the sum of the aged receivables greater than 30 days, as shown on the Updated Delinquency Support File, is greater than $200 and
(b)	“No,” if:
(1)	The sum of the aged receivables greater than 30 days, as shown on the Updated Delinquency Support File, is less than or equal to $200 or
(2)	Such Property was not included on the Updated Delinquency Support File.

vii.	For the purpose of comparing the HOA (y/n) Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to consider the HOA (y/n) as:
(a)	“Yes,” if the Property was included on the HOA Flag Support File and
(b)	“No,” if the Property was not included on the HOA Flag Support File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the qualifications, instructions, assumptions and methodologies provided by the Securitization Sponsor, on behalf of the Depositor, that are described in the notes above.